Note 8 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
		Fiscal Year:
	2025	2024	2023
Current:
Federal	$9,236	$20,850	$5,819
State	1,833	4,364	2,277
Total	11,069	25,214	8,096

Deferred:
Federal	$1,257	$(5,010)	$(3,886)
State	933	(523)	352
Total	2,190	(5,533)	(3,534)
Total income taxes	$13,259	$19,681	$4,562

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
		Fiscal Year:
	2025	2024	2023
Computed (expected tax rate)	21.0%	21.0%	21.0%
State income taxes (net of federal tax benefit)	3.9%	3.6%	4.1%
Federal credits	-0.8%	-0.6%	-3.9%
State rate changes	0.0%	-0.2%	2.8%
State credit expiration	0.9%	0.0%	2.1%
State return to accrual	1.4%	0.5%	-0.6%
Change in valuation allowance	-2.1%	-0.2%	7.8%
Other	0.0%	-0.4%	-0.2%
Effective income tax rate	24.3%	23.7%	33.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of:
	March 31,	March 31,
	2025	2024
Deferred income tax assets:
Future tax credits	$3,719	$4,884
Inventory valuation	7,294	9,951
Employee benefits	3,108	2,739
Insurance	878	922
State depreciation basis differences	3,152	3,344
Operating leases	128	190
Intangibles	2,994	2,760
Pension and post-retirement benefits	2,877	8,734
Interest	34	18
Business interest limitation	3,194	-
Deferred revenue	164	260
Net operating loss and other tax attribute carryovers	278	558
Other	467	427
Total assets	28,287	34,787
Valuation allowance - noncurrent	(3,719)	(4,884)
Total deferred income tax assets, net	24,568	29,903
Deferred income tax liabilities:
Property basis and depreciation difference	27,537	25,260
Inventory reserve	5,200	3,091
Right-of-use assets	2,236	3,971
Pension	21,587	21,682
Other	290	219
Total liabilities	56,850	54,223
Deferred income tax liability, net	$(32,282)	$(24,320)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	As of:
	March 31,	March 31,
	2025	2024
Beginning balance	$830	$742
Tax positions related to current year:
Additions	-	120
Tax positions related to prior years:
Additions	82	-
Reductions	-	(19)
Lapses in statues of limitations	-	(13)
Ending balance	$912	$830